PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of results of operations (Details)			12 Months Ended
	Nov. 20, 2019 CNY (¥)	Nov. 20, 2019 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Changes in fair value of a convertible debt			¥ 0		¥ (8,749,608)	¥ (3,553,249)
Gain on extinguishment of a convertible debt	¥ 9,000,000.0	$ 1,300,000			8,986,048
Income tax expense			(1,441,814)	$ (220,968)	930,554
Net loss			(221,852,864)	$ (34,000,438)	(52,929,508)	(144,560,198)
Reportable Legal Entities | Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Total operating expenses			(5,209,656)		(883,243)	(261,927)
Changes in fair value of a convertible debt					(8,749,608)	(3,553,249)
Gain on extinguishment of a convertible debt					8,986,048
Share of losses from subsidiaries, VIE and VIE's subsidiaries			(216,643,208)		(52,282,705)	(140,745,022)
Loss before income tax			(221,852,864)		(52,929,508)	(144,560,198)
Net loss			¥ (221,852,864)		¥ (52,929,508)	¥ (144,560,198)